Shareholders' Equity (Schedule Of Changes In Shareholders' Equity And Noncontrolling Interests) (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Jan. 31, 2015	Nov. 01, 2014	Aug. 02, 2014	May. 03, 2014	Feb. 01, 2014	Nov. 02, 2013	Aug. 03, 2013	May. 04, 2013	Jan. 31, 2015	Feb. 01, 2014	Feb. 02, 2013	Aug. 25, 2011
Shareholders' Equity [Line Items]
Stock Repurchase Program, Remaining Number of Shares Authorized to be Repurchased												2,500,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest				$ 477,362				$ 425,901	$ 477,362	$ 425,901	$ 413,716
Net earnings	$ 16,191	$ 33,237	$ 18,039	15,476	$ 6,161	$ 27,284	$ 15,283	(10,832)	82,943	37,896	27,204
Other comprehensive (loss) income									(14,008)	15,792	(8,753)
Issuance of common stock under share-based plans, net									443	804	(1,700)
Tax benefit related to share-based plans									929	3,439	944
Share-based compensation expense									6,190	5,567	6,489
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	541,622				477,362				$ 541,622	477,362	425,901
Exercised									316,835
Brown Shoe Company, Inc. Shareholders' Equity [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest				476,699				425,129	$ 476,699	425,129	412,669
Net earnings									82,850	38,073	27,491
Tax benefit related to share-based plans									929	3,439	944
Share-based compensation expense									6,190	5,567	6,489
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	540,910				476,699				540,910	476,699	425,129
Noncontrolling Interest [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest				$ 663				$ 772	663	772	1,047
Net earnings									93	(177)	(287)
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	$ 712				$ 663				$ 712	$ 663	$ 772
Repurchases Related To Employee Share Based Awards [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercised									172,471	327,276